Segmented information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
The results of operations and assets for these segments are reflected in the tables below.

	Three Months Ended June 30, 2018
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue (1)(2)	$56,213	$310,026	$—	$366,239
Fuel, power and water purchased	4,523	89,069	—	93,592
Net revenue	51,690	220,957	—	272,647
Operating expenses	18,748	101,514	—	120,262
Administrative expenses	4,166	9,212	185	13,563
Depreciation and amortization	19,790	44,740	251	64,781
Gain on foreign exchange	—	—	(1,272)	(1,272)
Operating income	8,986	65,491	836	75,313
Interest expense	13,127	24,767	535	38,429
Interest, dividend, equity and other income	(8,915)	(1,360)	(617)	(10,892)
Change in value of investment carried at fair value	—	—	(15,033)	(15,033)
Other	(157)	442	1,058	1,343
Earnings before income taxes	$4,931	$41,642	$14,893	$61,466
Capital expenditures	10,552	72,544	—	83,096
(1) Revenues include $4,846 related to hedging gains for the three months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $5,339 related to alternative revenue programs for the three months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.

17.Segmented information (continued)

	Three Months Ended June 30, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$57,005	$280,118	$—	$337,123
Fuel, power and water purchased	3,716	69,779	—	73,495
Net revenue	53,289	210,339	—	263,628
Operating expenses	17,143	101,432	—	118,575
Administrative expenses	4,711	7,955	(342)	12,324
Depreciation and amortization	20,325	42,124	248	62,697
Gain on foreign exchange	—	—	(2,933)	(2,933)
Operating income	11,110	58,828	3,027	72,965
Interest expense	9,487	27,278	422	37,187
Interest, dividend, equity and other income	(514)	(871)	(678)	(2,063)
Other	$534	$(1,939)	$49	$(1,356)
Earnings (loss) before income taxes	1,603	34,360	3,234	39,197
Capital expenditures	73,418	69,351	—	142,769
17.Segmented information (continued)

	Six Months Ended June 30, 2018
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue (1)(2)	$126,769	$734,307	$—	$861,076
Fuel, power and water purchased	13,454	252,428	—	265,882
Net revenue	113,315	481,879	—	595,194
Operating expenses	37,396	203,988	—	241,384
Administrative expenses	7,745	18,057	345	26,147
Depreciation and amortization	43,433	89,484	513	133,430
Gain on foreign exchange	—	—	(1,071)	(1,071)
Operating income	24,741	170,350	213	195,304
Interest expense	22,867	49,971	1,091	73,929
Interest, dividend, equity and other income	(17,676)	(2,760)	(1,117)	(21,553)
Change in value of investment carried at fair value	—	—	101,971	101,971
Other	(40)	(355)	8,644	8,249
Earnings (loss) before income taxes	$19,590	$123,494	$(110,376)	$32,708
Capital expenditures	72,537	168,733	—	241,270
	June 30, 2018
Property, plant and equipment	$2,185,137	$4,089,947	$32,441	$6,307,525
Equity-method investees (note 6)	32,887	953	269	34,109
Total assets	2,979,099	5,834,208	107,367	8,920,674
(1) Revenues include $13,230 related to hedging gains for the six months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $5,970 related to alternative revenue programs for the six months ended June 30, 2018 that do not represents revenues recognized from contracts with customers.
17.Segmented information (continued)

	Six Months Ended June 30, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$114,954	$643,844	$—	$758,798
Fuel and power purchased	9,242	188,020	—	197,262
Net revenue	105,712	455,824	—	561,536
Operating expenses	31,649	196,945	—	228,594
Administrative expenses	8,014	15,090	325	23,429
Depreciation and amortization	40,096	84,597	501	125,194
Gain on foreign exchange	—	—	(2,975)	(2,975)
Operating income	25,953	159,192	2,149	187,294
Interest expense	17,844	47,962	20,233	86,039
Interest, dividend and other income	(1,435)	(1,867)	(1,239)	(4,541)
Other	1,728	649	45,854	48,231
Earnings (loss) before income taxes	$7,816	$112,448	$(62,699)	$57,565
Capital expenditures	87,153	211,504	—	298,657
	December 31, 2017
Property, plant and equipment	$2,246,869	$4,023,479	$34,549	$6,304,897
Equity-method investees	29,710	2,220	337	32,267
Total assets	2,474,293	5,819,440	103,675	8,397,408

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Revenue
Canada	$17,616	$17,418	$36,902	$36,733
United States	348,623	319,705	824,174	722,065
	$366,239	$337,123	$861,076	$758,798